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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.1%
Northstar Education Finance, Inc. Series 2007-1 Class A2 (a)
01/29/46	1.493%	$750,000	$696,731
Total Asset-Backed Securities - Non-Agency (Cost: $746,953)			$696,731

		Shares	Value

Money Market Funds 100.3%
Columbia Short-Term Cash Fund, 0.439% (b)(c)		62,787,784	$62,787,784
Total Money Market Funds (Cost: $62,787,784)			$62,787,784
Total Investments (Cost: $63,534,737) (d)			$63,484,515(e)
Other Assets & Liabilities, Net			(882,428)
Net Assets			$62,602,087

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	08/24/2016	3,069,705 USD	26,238,000 SEK	—	(168)
Barclays	08/24/2016	9,368,463 USD	80,076,000 SEK	—	(511)
Citi	08/24/2016	2,702,000 EUR	2,970,255 USD	—	(53,196)
Citi	08/24/2016	9,190,000 EUR	10,102,383 USD	—	(180,930)
Citi	08/24/2016	26,238,000 SEK	3,036,946 USD	—	(32,592)
Citi	08/24/2016	80,076,000 SEK	9,268,485 USD	—	(99,467)
HSBC	08/24/2016	4,391,000 CHF	4,472,124 USD	—	(64,392)
HSBC	08/24/2016	14,935,000 CHF	15,206,888 USD	—	(223,052)
Morgan Stanley	08/24/2016	1,361,417 USD	1,798,000 CAD	15,884	—
Morgan Stanley	08/24/2016	4,520,789 USD	5,880,000 CAD	—	(16,602)
Morgan Stanley	08/24/2016	13,993,686 USD	18,201,000 CAD	—	(51,389)
Standard Chartered	08/24/2016	787,233,000 JPY	7,444,772 USD	—	(276,457)
Standard Chartered	08/24/2016	2,677,594,000 JPY	25,315,110 USD	—	(946,895)
Standard Chartered	08/24/2016	10,071,433 USD	14,450,000 NZD	353,335	—
Standard Chartered	08/24/2016	2,961,489 USD	4,249,000 NZD	103,898	—
State Street	08/24/2016	25,495,054 USD	216,273,000 NOK	139,880	—
State Street	08/24/2016	7,503,127 USD	63,586,000 NOK	33,750	—
Total				646,747	(1,945,651)

Notes to Portfolio of Investments

(a)                                  Variable rate security.

(b)                                  The rate shown is the seven-day current annualized yield at July 31, 2016.

(c)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	54,228,924	57,537,623	(48,978,763)	62,787,784	176,087	62,787,784

(d)                                  At July 31, 2016, the cost of securities for federal income tax purposes was approximately $63,535,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$––
Unrealized Depreciation	(50,000)
Net Unrealized Depreciation	$(50,000)

(e)                                  Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

CAD                         Canadian Dollar

CHF                         Swiss Franc

EUR                         Euro

JPY                            Japanese Yen

NOK                        Norwegian Krone

NZD                         New Zealand Dollar

SEK                           Swedish Krona

USD                         US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Securities - Non-Agency	—	696,731	—	696,731
Investments measured at net asset value
Money Market Funds	—	—	—	62,787,784
Total Investments	—	696,731	—	63,484,515
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	646,747	—	646,747
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,945,651)	—	(1,945,651)
Total	—	(602,173)	—	62,185,611

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
AUSTRALIA 19.9%
Amcor Ltd.	29,902	$341,725
Australia and New Zealand Banking Group Ltd.	21,634	425,637
BHP Billiton Ltd.	31,217	462,704
Commonwealth Bank of Australia	8,550	503,310
CSL Ltd.	6,149	551,410
Domino’s Pizza Enterprises Ltd.	3,882	222,404
Healthscope Ltd.	162,852	366,780
James Hardie Industries PLC	12,591	208,912
LendLease Group	38,395	391,880
Link Administration Holdings Ltd. (a)	30,764	202,013
Macquarie Group Ltd.	9,535	539,844
QBE Insurance Group Ltd.	33,559	280,103
Rio Tinto Ltd.	13,499	515,139
Spotless Group Holdings Ltd.	329,361	299,152
Suncorp Group Ltd.	24,478	249,889
Transurban Group	54,450	520,249
Vicinity Centres	76,458	201,478
Westpac Banking Corp.	37,642	890,698
Total		7,173,327
CHINA 23.2%
Alibaba Group Holding Ltd., ADR (a)	9,443	778,859
ANTA Sports Products Ltd.	175,000	391,111
Bank of China Ltd., Class H	822,000	339,364
China Construction Bank Corp., Class H	751,380	505,333
China Mobile Ltd.	93,000	1,151,668
China Overseas Land & Investment Ltd.	146,000	481,591
China Petroleum & Chemical Corp., Class H	544,000	390,142
CNOOC Ltd.	451,000	543,560
Dali Foods Group Co., Ltd. (b)	373,330	218,129
Guangdong Investment Ltd.	290,000	445,655
Haitong Securities Co., Ltd., Class H	85,600	139,744
Ping An Insurance Group Co. of China Ltd., Class H	166,500	781,398
Tencent Holdings Ltd.	81,700	1,973,311
Zhuzhou CRRC Times Electric Co., Ltd., Class H	38,500	213,012
Total		8,352,877
HONG KONG 9.8%
AIA Group Ltd.	261,400	1,628,311
BOC Hong Kong Holdings Ltd.	140,500	462,596
Cheung Kong Property Holding Ltd.	24,372	174,886
CK Hutchison Holdings Ltd.	47,872	561,104
Samsonite International SA	114,000	324,647

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Techtronic Industries Co., Ltd.	87,000	$368,422
Total		3,519,966
INDIA 7.0%
Asian Paints Ltd.	16,798	279,853
Dabur India Ltd.	42,516	192,949
Eicher Motors Ltd.	837	281,307
HDFC Bank Ltd.	35,767	665,725
ICICI Bank Ltd.	85,389	331,323
Larsen & Toubro Ltd.	14,324	334,269
Maruti Suzuki India Ltd.	2,558	182,253
Ultratech Cement Ltd.	4,406	244,846
Total		2,512,525
INDONESIA 5.4%
PT Astra International Tbk	486,900	288,298
PT Bank Mandiri Persero Tbk	305,116	236,859
PT Bank Rakyat Indonesia Persero Tbk	667,800	589,855
PT Matahari Department Store Tbk	205,100	313,021
PT Telekomunikasi Indonesia Persero Tbk	1,583,800	515,545
Total		1,943,578
MALAYSIA 2.2%
IHH Healthcare Bhd	166,100	266,870
IJM Corp., Bhd	166,500	138,677
Tenaga Nasional Bhd	44,800	158,318
Unisem (M) Bhd	355,700	235,341
Total		799,206
PHILIPPINES 3.7%
Ayala Corp.	17,002	314,307
GT Capital Holdings, Inc.	10,335	337,995
Jollibee Foods Corp.	38,090	206,286
Metropolitan Bank & Trust Co.	129,794	261,762
Universal Robina Corp.	47,600	202,653
Total		1,323,003
SINGAPORE 2.0%
DBS Group Holdings Ltd.	31,500	364,167
Keppel DC REIT	129,300	116,734
Singapore Telecommunications Ltd.	84,100	263,728
Total		744,629
SOUTH KOREA 14.2%
AMOREPACIFIC Corp.	1,047	362,507

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
Coway Co., Ltd.	2,161	$165,198
Korea Electric Power Corp.	6,861	375,631
KT&G Corp.	1,992	215,416
LG Chem Ltd.	1,663	362,429
Lotte Chemical Corp.	1,544	419,535
NAVER Corp.	317	201,132
NCSoft Corp.	578	129,897
Samsung Electronics Co., Ltd.	1,624	2,234,587
Samsung Life Insurance Co., Ltd.	3,485	303,190
Shinhan Financial Group Co., Ltd.	9,703	346,738
Total		5,116,260
TAIWAN 9.8%
Catcher Technology Co., Ltd.	29,000	202,197
E.Sun Financial Holding Co., Ltd.	727,910	406,523
Far EasTone Telecommunications Co., Ltd.	51,000	117,254
Formosa Plastics Corp.	110,000	268,418
Largan Precision Co., Ltd.	3,000	322,524
President Chain Store Corp.	37,000	300,613
Taiwan Semiconductor Manufacturing Co., Ltd.	334,000	1,804,164
Wistron NeWeb Corp.	38,000	101,614
Total		3,523,307

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 2.5%
Airports of Thailand PCL	17,700	$200,977
Kasikornbank PCL, Foreign Registered Shares	53,914	309,411
Siam Cement PCL (The), Foreign Registered Shares	14,600	215,096
Thai Oil PCL, Foreign Registered Shares	104,500	183,068
Total		908,552
Total Common Stocks (Cost: $27,966,616)		$35,917,230

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.439% (c)(d)	117,604	$117,604
Total Money Market Funds (Cost: $117,604)		$117,604

Total Investments (Cost: $28,084,220) (e)		$36,034,834(f)
Other Assets & Liabilities, Net		6,196
Net Assets		$36,041,030

Notes to Portfolio of Investments

(a)                                  Non-income producing investment.

(b)                                  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At July 31, 2016, the value of these securities amounted to $218,129 or 0.61% of net assets.

(c)                                  The rate shown is the seven-day current annualized yield at July 31, 2016.

(d)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	125,375	7,402,528	(7,410,299)	117,604	418	117,604

(e)                                     At July 31, 2016, the cost of securities for federal income tax purposes was approximately $28,084,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,164,000
Unrealized Depreciation	(1,213,000)
Net Unrealized Appreciation	$7,951,000

(f)                                    Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	7,173,327	—	7,173,327
China	778,859	7,574,018	—	8,352,877
Hong Kong	—	3,519,966	—	3,519,966
India	—	2,512,525	—	2,512,525
Indonesia	—	1,943,578	—	1,943,578
Malaysia	—	799,206	—	799,206
Philippines	—	1,323,003	—	1,323,003
Singapore	—	744,629	—	744,629
South Korea	—	5,116,260	—	5,116,260
Taiwan	—	3,523,307	—	3,523,307
Thailand	—	908,552	—	908,552
Total Common Stocks	778,859	35,138,371	—	35,917,230
Investments measured at net asset value
Money Market Funds	—	—	—	117,604
Total Investments	778,859	35,138,371	—	36,034,834

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 15.6%
BRAZIL 1.4%
JBS Investments GmbH (b)
04/03/24	7.250%		$3,706,000	$3,819,033
Marfrig Holdings Europe BV (b)
06/08/23	8.000%		2,400,000	2,466,000
Total				6,285,033
CHILE 1.2%
Cencosud SA (b)
02/12/45	6.625%		4,950,000	5,260,380
COLOMBIA 0.4%
Banco de Bogota SA Subordinated (b)
05/12/26	6.250%		1,600,000	1,688,622
GHANA 1.4%
Kosmos Energy Ltd. (b)
08/01/21	7.875%		3,076,000	2,991,410
08/01/21	7.875%		3,160,000	3,073,100
Total				6,064,510
GUATEMALA 1.5%
Comcel Trust via Comunicaciones Celulares SA (b)
02/06/24	6.875%		200,000	208,000
Comcel Trust (b)
02/06/24	6.875%		3,300,000	3,432,000
Industrial Senior Trust (b)
11/01/22	5.500%		2,877,000	2,873,404
Total				6,513,404
MEXICO 6.2%
BBVA Bancomer SA Subordinated (b)(c)
11/12/29	5.350%		4,000,000	4,118,684
Cemex SAB de CV (b)
01/15/21	7.250%		4,232,000	4,601,877
04/16/26	7.750%		1,700,000	1,881,993
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	43,361,896	2,384,835
Elementia SAB de CV (b)
01/15/25	5.500%		2,500,000	2,599,327
Grupo Posadas SAB de CV (b)
06/30/22	7.875%		5,224,000	5,393,780
Grupo Televisa SAB
05/14/43	7.250%	MXN	59,800,000	2,749,378
Mexichem SAB de CV (b)
09/19/42	6.750%		1,000,000	1,080,000

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
MEXICO (CONTINUED)
09/17/44	5.875%		$1,900,000	$1,873,305
Total				26,683,179
PANAMA 0.8%
Panama Canal Railway Co. (b)
11/01/26	7.000%		3,309,213	3,300,940
PERU 0.9%
Banco de Credito del Peru Subordinated (b)(c)
10/15/22	7.170%	PEN	6,000,000	1,685,373
Cementos Pacasmayo SAA (b)
02/08/23	4.500%		1,000,000	1,017,500
Union Andina de Cementos SAA (b)
10/30/21	5.875%		1,093,000	1,139,453
Total				3,842,326
UKRAINE 1.2%
MHP SA (b)
04/02/20	8.250%		5,721,000	5,392,043
URUGUAY 0.6%
ACI Airport SudAmerica SA (b)
11/29/32	6.875%		2,996,250	2,771,531
Total Corporate Bonds & Notes (Cost: $68,901,824)				$67,801,968

Foreign Government Obligations(a)(d) 78.5%
ANGOLA 0.5%
Angolan Government International Bond (b)
11/12/25	9.500%		2,200,000	2,090,000
ARGENTINA 6.8%
Argentina Republic Government International Bond (b)
04/22/21	6.875%		1,050,000	1,128,750
04/22/26	7.500%		2,200,000	2,388,100
07/06/28	6.625%		1,100,000	1,120,519
07/06/36	7.125%		1,500,000	1,527,651
Argentina Republic Government International Bond (c)
12/31/33	8.280%		4,065,911	4,460,303
City of Buenos Aires Argentina (b)
06/01/27	7.500%		3,200,000	3,328,000
Provincia de Buenos Aires (b)
06/09/21	9.950%		1,500,000	1,680,000
06/09/21	9.950%		2,758,083	3,074,146
03/16/24	9.125%		1,500,000	1,653,750

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
ARGENTINA (CONTINUED)
Provincia de Cordoba (b)
06/10/21	7.125%		$3,100,000	$3,119,375
YPF SA (b)
03/23/21	8.500%		1,700,000	1,819,000
07/28/25	8.500%		3,800,000	4,009,000
Total				29,308,594
BRAZIL 4.6%
Brazil Minas SPE via State of Minas Gerais (b)
02/15/28	5.333%		2,000,000	1,885,000
Brazilian Government International Bond
01/07/25	4.250%		4,100,000	4,052,850
01/07/41	5.625%		10,000,000	9,837,500
Petrobras Global Finance BV
01/27/21	5.375%		4,487,000	4,245,824
Total				20,021,174
COLOMBIA 2.5%
Bogota Distrito Capital (b)
07/26/28	9.750%	COP	1,377,000,000	462,663
Colombia Government International Bond
01/18/41	6.125%		4,528,000	5,219,743
Ecopetrol SA
06/26/26	5.375%		1,000,000	987,200
09/18/43	7.375%		2,400,000	2,410,800
Emgesa SA ESP (b)
01/25/21	8.750%	COP	5,204,000,000	1,633,717
Total				10,714,123
COSTA RICA 1.9%
Costa Rica Government International Bond (b)
03/12/45	7.158%		7,600,000	8,113,000
CROATIA 1.8%
Croatia Government International Bond (b)
01/26/24	6.000%		5,117,000	5,663,240
Hrvatska Elektroprivreda (b)
10/23/22	5.875%		1,900,000	2,033,425
Total				7,696,665
DOMINICAN REPUBLIC 7.1%
Banco de Reservas de la Republica Dominicana Subordinated (b)
02/01/23	7.000%		5,988,000	6,139,556
Dominican Republic International Bond (b)
04/20/27	8.625%		5,320,000	6,397,300
04/30/44	7.450%		6,000,000	6,840,000
01/27/45	6.850%		2,800,000	3,010,000
Dominican Republic International Bond (b)(e)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
DOMINICAN REPUBLIC (CONTINUED)
07/05/19	14.500%	DOP	$109,000,000	$2,672,176
01/08/21	14.000%	DOP	226,239,000	5,591,283
Total				30,650,315
ECUADOR 1.5%
Ecuador Government International Bond (b)
03/24/20	10.500%		3,800,000	3,805,700
03/28/22	10.750%		2,600,000	2,609,043
Total				6,414,743
EGYPT 0.5%
Egypt Government International Bond (b)
06/11/25	5.875%		2,300,000	2,147,625
EL SALVADOR 0.8%
El Salvador Government International Bond (b)
01/18/27	6.375%		500,000	507,500
04/10/32	8.250%		959,000	1,059,695
06/15/35	7.650%		1,736,000	1,805,440
Total				3,372,635
GABON 0.8%
Gabon Government International Bond (b)
12/12/24	6.375%		3,279,527	2,949,935
06/16/25	6.950%		600,000	541,500
Total				3,491,435
GEORGIA 1.2%
Georgian Railway JSC (b)
07/11/22	7.750%		4,722,000	5,241,420
GHANA 0.4%
Ghana Government International Bond (b)
01/18/26	8.125%		1,850,000	1,601,397
GUATEMALA 0.8%
Guatemala Government Bond (b)
05/03/26	4.500%		2,350,000	2,479,250
02/13/28	4.875%		1,073,000	1,174,935
Total				3,654,185
HONDURAS 0.4%
Honduras Government International Bond (b)
03/15/24	7.500%		1,432,000	1,614,580
HUNGARY 1.0%
Hungary Government International Bond
03/29/41	7.625%		2,940,000	4,365,547

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
INDONESIA 10.1%
Indonesia Government International Bond (b)
01/15/24	5.875%		$4,200,000	$4,911,824
01/17/38	7.750%		3,548,000	5,093,023
01/17/38	7.750%		1,700,000	2,440,287
01/17/42	5.250%		1,000,000	1,134,497
01/15/45	5.125%		1,000,000	1,124,495
Indonesia Treasury Bond
03/15/24	8.375%	IDR	65,000,000,000	5,384,204
05/15/28	6.125%	IDR	23,437,000,000	1,623,164
03/15/29	9.000%	IDR	20,000,000,000	1,748,292
PT Pertamina Persero (b)
05/27/41	6.500%		1,000,000	1,141,250
05/03/42	6.000%		3,000,000	3,229,260
05/30/44	6.450%		755,000	855,351
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%		13,603,000	15,025,058
Total				43,710,705
IVORY COAST 1.6%
Ivory Coast Government International Bond (b)
03/03/28	6.375%		5,077,000	5,090,098
Ivory Coast Government International Bond (b)(c)
12/31/32	5.750%		2,079,000	1,985,861
Total				7,075,959
JAMAICA 1.0%
Jamaica Government International Bond
04/28/28	6.750%		2,400,000	2,622,000
07/28/45	7.875%		1,600,000	1,812,000
Total				4,434,000
KAZAKHSTAN 1.4%
Kazakhstan Government International Bond (b)
07/21/25	5.125%		2,850,000	3,124,313
07/21/45	6.500%		2,400,000	2,832,000
Total				5,956,313
MEXICO 7.0%
Comision Federal de Electricidad (b)
06/16/45	6.125%		3,700,000	4,073,367
Mexican Bonos
06/10/21	6.500%	MXN	37,100,000	2,050,775
06/09/22	6.500%	MXN	68,799,200	3,811,298
06/03/27	7.500%	MXN	34,949,100	2,076,849
Petroleos Mexicanos
11/12/26	7.470%	MXN	50,100,000	2,401,326
06/02/41	6.500%		5,453,000	5,461,180
01/23/45	6.375%		6,300,000	6,318,824
Petroleos Mexicanos (b)
11/24/21	7.650%	MXN	54,300,000	2,797,574
09/12/24	7.190%	MXN	3,440,000	166,995

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
MEXICO (CONTINUED)
08/04/26	6.875%	$1,000,000	$1,123,695
Total			30,281,883
MONGOLIA 0.4%
Trade & Development Bank of Mongolia LLC (b)
05/19/20	9.375%	1,800,000	1,863,504
NETHERLANDS 1.7%
Petrobras Global Finance BV
05/23/21	8.375%	5,200,000	5,499,000
05/23/26	8.750%	1,800,000	1,871,460
Total			7,370,460
PAKISTAN 0.9%
Pakistan Government International Bond (b)
12/03/19	6.750%	1,700,000	1,810,988
04/15/24	8.250%	1,800,000	1,997,132
Total			3,808,120
PARAGUAY 0.8%
Paraguay Government International Bond (b)
08/11/44	6.100%	3,245,000	3,634,400
REPUBLIC OF NAMIBIA 0.4%
Namibia International Bonds (b)
11/03/21	5.500%	1,500,000	1,603,425
RUSSIAN FEDERATION 8.4%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%	7,379,000	7,129,959
Gazprom OAO Via Gaz Capital SA (b)
03/07/22	6.510%	8,505,000	9,271,726
03/07/22	6.510%	1,800,000	1,962,270
02/06/28	4.950%	6,000,000	5,820,000
08/16/37	7.288%	2,829,000	3,175,552
Russian Foreign Bond - Eurobond (b)
04/04/42	5.625%	3,400,000	3,778,250
Sberbank of Russia Via SB Capital SA Subordinated (b)
10/29/22	5.125%	1,201,000	1,211,208
Vnesheconombank Via VEB Finance PLC (b)
11/21/23	5.942%	4,200,000	4,287,629
Total			36,636,594
SENEGAL 1.0%
Senegal Government International Bond (b)
07/30/24	6.250%	4,396,000	4,302,585

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
SERBIA 0.9%
Serbia International Bond (b)
12/03/18	5.875%	$1,125,000	$1,192,500
09/28/21	7.250%	2,500,000	2,891,875
Total			4,084,375
TRINIDAD AND TOBAGO 1.6%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	6,514,000	7,092,117
TUNISIA 0.2%
Banque Centrale de Tunisie International Bond (b)
01/30/25	5.750%	1,000,000	946,250
TURKEY 4.3%
Export Credit Bank of Turkey (b)
04/24/19	5.875%	1,517,000	1,578,757
09/23/21	5.000%	3,250,000	3,254,063
Turkey Government International Bond
03/23/23	3.250%	1,500,000	1,417,500
02/05/25	7.375%	2,868,000	3,406,195
04/14/26	4.250%	2,400,000	2,324,040
03/17/36	6.875%	2,794,000	3,282,950
05/30/40	6.750%	2,973,000	3,500,707
Total			18,764,212

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
VENEZUELA 3.8%
Petroleos de Venezuela SA (b)
11/17/21	9.000%	$1,782,647	$877,544
05/16/24	6.000%	34,721,187	12,933,642
Venezuela Government International Bond (b)
10/13/19	7.750%	5,500,000	2,633,125
Total			16,444,311
ZAMBIA 0.4%
Zambia Government International Bond (b)
07/30/27	8.970%	1,950,000	1,708,688
Total Foreign Government Obligations (Cost: $331,058,763)			$340,215,339

	Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.439% (f)(g)	19,967,547	$19,967,547
Total Money Market Funds (Cost: $19,967,547)		$19,967,547
Total Investments
(Cost: $419,928,134) (h)		$427,984,854(i)
Other Assets & Liabilities, Net		5,451,739
Net Assets		$433,436,593

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	08/22/2016	6,710,972,000 COP	2,292,703 USD	116,617	—
Credit Suisse	08/08/2016	11,000,000 EUR	12,206,975 USD	—	(93,932)
Standard Chartered	08/22/2016	5,756,000 PEN	1,745,830 USD	31,845	—
Total				148,462	(93,932)

Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	People’s Republic of China	06/20/2021	1.000	USD	4,400,000	23,123	26,404	—	(4,889)	—	(8,170)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $313,076,398 or 72.23% of net assets.

(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2016, the value of these securities amounted to $8,263,459, which represents 1.91% of net assets.

(f)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,807,980	169,680,971	(160,521,404)	19,967,547	53,942	19,967,547

(h)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $419,928,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,760,000
Unrealized Depreciation	(14,703,000)
Net Unrealized Appreciation	$8,057,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	66,116,595	1,685,373	67,801,968
Foreign Government Obligations	—	331,951,880	8,263,459	340,215,339
Investments measured at net asset value
Money Market Funds	—	—	—	19,967,547
Total Investments	—	398,068,475	9,948,832	427,984,854
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	148,462	—	148,462
Liabilities
Forward Foreign Currency Exchange Contracts	—	(93,932)	—	(93,932)
Swap Contracts	—	(8,170)	—	(8,170)
Total	—	398,114,835	9,948,832	428,031,214

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of October 31, 2015	1,773,143	8,230,019	10,003,162
Increase (decrease) in accrued discounts/premiums	361	(58,028)	(57,667)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	(88,131)	91,468	3,337
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of July 31, 2016	1,685,373	8,263,459	9,948,832

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2016 was $3,337, which is comprised of Corporate Bonds & Notes of $(88,131) and Foreign Government Obligations of $91,468.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and notes and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia European Equity Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.8%
BELGIUM 2.5%
Anheuser-Busch InBev SA/NV	57,248	$7,379,580
KBC Group NV (a)	85,286	4,432,335
Total		11,811,915
DENMARK 4.4%
Novo Nordisk A/S, Class B	219,223	12,490,691
Pandora A/S	64,767	8,429,819
Total		20,920,510
FINLAND 0.9%
KONE OYJ, Class B	84,291	4,268,011
FRANCE 9.1%
Amundi SA	104,605	4,572,099
AXA SA	228,391	4,654,871
Essilor International SA	45,710	5,853,941
Groupe Eurotunnel SE	396,198	4,116,773
L’Oreal SA	28,212	5,369,861
Legrand SA	88,419	4,878,370
Pernod Ricard SA	44,603	5,096,323
Schneider Electric SE	130,841	8,560,323
Total		43,102,561
GERMANY 9.4%
Allianz SE, Registered Shares	32,723	4,693,769
Bayer AG, Registered Shares	54,639	5,877,736
Brenntag AG	78,609	3,902,968
Continental AG	39,904	8,364,880
Deutsche Telekom AG, Registered Shares	688,452	11,718,525
Fresenius Medical Care AG & Co. KGaA	108,093	9,880,535
Total		44,438,413
IRELAND 6.7%
CRH PLC	373,061	11,365,607
Kingspan Group PLC	268,777	6,176,630
Paddy Power Betfair PLC	38,376	4,504,961
Ryanair Holdings PLC, ADR	139,651	9,883,101
Total		31,930,299
ITALY 0.7%
Infrastrutture Wireless Italiane SpA	622,969	3,114,657
NETHERLANDS 7.5%
Akzo Nobel NV	130,862	8,479,767
ASML Holding NV	109,973	12,164,660

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
ING Groep NV	421,839	$4,716,162
RELX NV	562,975	10,180,647
Total		35,541,236
SPAIN 7.1%
Amadeus IT Holding SA, Class A	214,584	10,074,811
Cellnex Telecom SAU	328,099	5,806,679
Ferrovial SA	456,891	9,457,543
Industria de Diseno Textil SA	233,238	8,067,920
Total		33,406,953
SWEDEN 3.6%
Atlas Copco AB, Class A	343,713	9,652,242
Svenska Handelsbanken AB, Class A	602,358	7,250,540
Total		16,902,782
SWITZERLAND 15.1%
Cie Financiere Richemont SA, Class A, Registered Shares	73,688	4,481,952
Nestlé SA, Registered Shares	224,761	18,018,912
Novartis AG, Registered Shares	167,785	13,901,296
Roche Holding AG, Genusschein Shares	97,044	24,781,665
Sika AG	2,138	10,028,217
Total		71,212,042
UNITED KINGDOM 32.8%
3i Group PLC	888,921	7,258,649
ARM Holdings PLC	256,196	5,669,126
British American Tobacco PLC	165,915	10,593,646
BT Group PLC	1,757,807	9,616,048
Burberry Group PLC	276,857	4,836,564
Compass Group PLC	264,652	5,029,642
Imperial Brands PLC	189,302	9,979,930
ITV PLC	1,952,590	5,064,944
John Wood Group PLC	767,338	6,697,442
Johnson Matthey PLC	144,231	6,253,310
Legal & General Group PLC	2,133,579	5,808,319
Persimmon PLC	342,900	7,655,791
Prudential PLC	356,675	6,301,753
Reckitt Benckiser Group PLC	70,535	6,835,053
Royal Dutch Shell PLC, Class B	873,461	23,142,755
Smith & Nephew PLC	323,385	5,319,839
St. James’s Place PLC	636,233	7,797,128

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Unilever PLC	450,645	$21,074,007
Total		154,933,946
Total Common Stocks (Cost: $463,125,907)		$471,583,325
Total Investments
(Cost: $463,125,907) (b)		$471,583,325(c)(d)
Other Assets & Liabilities, Net		995,608
Net Assets		$472,578,933

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $463,126,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,221,000
Unrealized Depreciation	(25,764,000)
Net Unrealized Appreciation	$8,457,000

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,582,020	125,708,092	(127,290,112)	—	7,620	—

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Belgium	—	11,811,915	—	11,811,915
Denmark	—	20,920,510	—	20,920,510
Finland	—	4,268,011	—	4,268,011
France	—	43,102,561	—	43,102,561
Germany	—	44,438,413	—	44,438,413
Ireland	9,883,101	22,047,198	—	31,930,299
Italy	—	3,114,657	—	3,114,657
Netherlands	—	35,541,236	—	35,541,236
Spain	—	33,406,953	—	33,406,953
Sweden	—	16,902,782	—	16,902,782
Switzerland	—	71,212,042	—	71,212,042
United Kingdom	—	154,933,946	—	154,933,946
Total Common Stocks	9,883,101	461,700,224	—	471,583,325
Total Investments	9,883,101	461,700,224	—	471,583,325

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 32.2%
AUSTRALIA 0.5%
Woodside Finance Ltd. (a)
03/05/25	3.650%	$425,000	$421,948
BRAZIL 0.3%
JBS Investments GmbH (a)
04/03/24	7.250%	250,000	257,625
CANADA 0.7%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	39,000	40,170
04/01/22	6.000%	19,000	19,926
Cogeco Communications, Inc. (a)
05/01/20	4.875%	22,000	22,660
Concordia International Corp. (a)
04/15/23	7.000%	15,000	12,375
MDC Partners, Inc. (a)
05/01/24	6.500%	64,000	61,920
NOVA Chemicals Corp. (a)
05/01/25	5.000%	19,000	19,285
Thomson Reuters Corp.
05/23/43	4.500%	255,000	263,675
Valeant Pharmaceuticals International, Inc. (a)
07/15/21	7.500%	20,000	18,600
12/01/21	5.625%	7,000	5,985
05/15/23	5.875%	71,000	59,107
04/15/25	6.125%	52,000	43,160
Videotron Ltd. (a)
06/15/24	5.375%	39,000	40,463
Total			607,326
COLOMBIA 0.3%
Corporación Andina de Fomento
06/15/22	4.375%	232,000	258,652
FRANCE 0.1%
SFR Group SA (a)
05/15/22	6.000%	50,000	48,750
05/01/26	7.375%	46,000	45,943
Total			94,693
GERMANY —%
Unitymedia GmbH (a)
01/15/25	6.125%	7,000	7,385
IRELAND 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	69,000	73,657

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
IRELAND (CONTINUED)
Allegion PLC
09/15/23	5.875%	$10,000	$10,650
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	16,000	16,461
05/15/24	7.250%	13,000	13,715
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	22,000	22,935
Total			137,418
ITALY 0.1%
Telecom Italia Capital SA
09/30/34	6.000%	27,000	26,460
Wind Acquisition Finance SA (a)
07/15/20	4.750%	62,000	61,729
Total			88,189
LUXEMBOURG 0.1%
ArcelorMittal (b)
02/25/22	7.250%	4,000	4,380
FAGE International SA/USA Dairy Industry, Inc. (a)(c)
08/15/26	5.625%	17,000	17,361
INEOS Group Holdings SA (a)
02/15/19	5.875%	34,000	34,935
INEOS Group Holdings SA (a)(c)
08/01/24	5.625%	17,000	16,788
Total			73,464
MEXICO 0.7%
Cemex SAB de CV (a)
01/15/21	7.250%	300,000	326,220
Grupo Bimbo SAB de CV (a)
06/27/44	4.875%	285,000	297,566
Total			623,786
NETHERLANDS 0.1%
NXP BV/Funding LLC (a)
06/15/22	4.625%	20,000	20,550
Schaeffler Finance BV (a)
05/15/21	4.750%	9,000	9,304
Schaeffler Holding Finance BV PIK (a)
08/15/18	6.875%	9,629	9,785
Sensata Technologies BV (a)
10/01/25	5.000%	20,000	20,500
Total			60,139

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UKRAINE 0.3%
MHP SA (a)
04/02/20	8.250%	$250,000	$235,625
UNITED KINGDOM 0.9%
Sky PLC (a)
11/26/22	3.125%	670,000	690,769
Virgin Media Finance PLC (a)
01/15/25	5.750%	47,000	46,824
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	14,000	13,965
Total			751,558
UNITED STATES 27.9%
ADT Corp. (The)
03/15/20	5.250%	6,000	6,480
AES Corp. (The)
07/01/21	7.375%	36,000	40,860
05/15/26	6.000%	11,000	11,591
AMC Networks, Inc.
04/01/24	5.000%	23,000	23,402
APX Group, Inc.
12/01/19	6.375%	29,000	29,725
APX Group, Inc. (a)
12/01/22	7.875%	54,000	56,835
AT&T, Inc.
06/15/45	4.350%	650,000	650,866
Acadia Healthcare Co., Inc.
07/01/22	5.125%	15,000	14,775
02/15/23	5.625%	4,000	3,972
03/01/24	6.500%	13,000	13,431
Activision Blizzard, Inc. (a)
09/15/21	5.625%	70,000	73,258
Aircastle Ltd.
03/15/21	5.125%	24,000	25,620
02/15/22	5.500%	5,000	5,350
04/01/23	5.000%	3,000	3,146
Alere, Inc. (a)
07/01/23	6.375%	19,000	19,024
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,282
Alliance Data Systems Corp. (a)
12/01/17	5.250%	25,000	25,656
04/01/20	6.375%	34,000	34,935
08/01/22	5.375%	31,000	30,380
Alliant Holdings I LP (a)
08/01/23	8.250%	4,000	3,985
Ally Financial, Inc.
02/13/22	4.125%	43,000	43,699
05/19/22	4.625%	52,000	53,731
09/30/24	5.125%	12,000	12,765
03/30/25	4.625%	22,000	22,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Subordinated
11/20/25	5.750%	$16,000	$16,660
Altice US Finance I Corp. (a)
07/15/23	5.375%	17,000	17,552
05/15/26	5.500%	38,000	39,330
American Axle & Manufacturing, Inc.
02/15/19	5.125%	12,000	12,195
11/15/19	7.750%	8,000	9,030
03/15/21	6.250%	23,000	24,035
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	44,000	45,540
Amsurg Corp.
11/30/20	5.625%	15,000	15,525
07/15/22	5.625%	10,000	10,500
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	25,000	26,812
Angus Chemical Co. (a)
02/15/23	8.750%	24,000	23,760
Antero Resources Corp.
12/01/22	5.125%	11,000	10,258
06/01/23	5.625%	29,000	27,441
Aramark Services, Inc.
01/15/24	5.125%	11,000	11,358
ArcelorMittal (b)
03/01/21	6.500%	23,000	24,265
Asbury Automotive Group, Inc.
12/15/24	6.000%	23,000	23,632
Aviation Capital Group Corp. (a)
04/06/21	6.750%	2,000	2,337
Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	15,000	14,888
B&G Foods, Inc.
06/01/21	4.625%	15,000	15,413
Ball Corp.
12/15/20	4.375%	21,000	22,470
Beacon Roofing Supply, Inc.
10/01/23	6.375%	9,000	9,675
Berkshire Hathaway Energy Co.
02/01/45	4.500%	70,000	80,490
Berry Plastics Corp.
05/15/22	5.500%	10,000	10,450
10/15/22	6.000%	10,000	10,613
07/15/23	5.125%	42,000	43,365
Boyd Gaming Corp.
05/15/23	6.875%	16,000	17,140
Boyd Gaming Corp. (a)
04/01/26	6.375%	9,000	9,596
CB Richard Ellis Services, Inc.
03/15/25	5.250%	47,000	50,260
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	20,000	20,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
01/31/22	6.625%	$36,000	$38,025
09/30/22	5.250%	1,000	1,041
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	2,000	2,068
04/01/24	5.875%	12,000	12,810
05/01/25	5.375%	10,000	10,400
02/15/26	5.750%	4,000	4,220
05/01/26	5.500%	3,000	3,131
05/01/27	5.875%	46,000	48,530
CHS/Community Health Systems, Inc.
08/01/21	5.125%	18,000	17,910
02/01/22	6.875%	38,000	32,680
CIT Group, Inc.
05/15/20	5.375%	75,000	79,500
CMS Energy Corp.
03/31/43	4.700%	335,000	388,379
CSC Holdings LLC
11/15/21	6.750%	30,000	31,837
CalAtlantic Group, Inc.
12/15/21	6.250%	14,000	15,190
11/15/24	5.875%	8,000	8,540
Calpine Corp. (a)
01/15/22	6.000%	74,000	77,330
Capsugel SA PIK (a)
05/15/19	7.000%	4,000	4,035
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	68,000	64,430
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	15,000	15,600
06/01/24	5.375%	7,000	7,280
Centene Corp.
05/15/22	4.750%	27,000	27,810
02/15/24	6.125%	36,000	38,678
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	150,000	179,815
CenturyLink, Inc.
03/15/22	5.800%	12,000	12,270
12/01/23	6.750%	51,000	53,040
04/01/24	7.500%	19,000	20,282
04/01/25	5.625%	2,000	1,896
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	34,000	35,062
12/15/21	5.125%	15,000	14,963
07/15/25	7.750%	13,000	13,845
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	15,000	15,900
Chemours Co. (The)
05/15/23	6.625%	31,000	26,737
05/15/25	7.000%	42,000	35,700
Cinemark USA, Inc.
12/15/22	5.125%	12,000	12,390

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Columbia Pipeline Group, Inc.
06/01/45	5.800%	$255,000	$306,746
Compass Minerals International, Inc. (a)
07/15/24	4.875%	30,000	28,800
ConAgra Foods, Inc.
09/15/22	3.250%	345,000	359,071
Concho Resources, Inc.
04/01/23	5.500%	73,000	72,087
Constellation Brands, Inc.
05/01/21	3.750%	9,000	9,473
05/01/23	4.250%	15,000	15,900
11/15/24	4.750%	11,000	11,963
12/01/25	4.750%	5,000	5,431
Continental Resources, Inc.
09/15/22	5.000%	124,000	115,940
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	17,000	17,085
Corrections Corp. of America
10/15/22	5.000%	10,000	10,463
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	39,000	40,755
CyrusOne LP/Finance Corp.
11/15/22	6.375%	37,000	38,757
D.R. Horton, Inc.
03/01/19	3.750%	19,000	19,522
02/15/20	4.000%	5,000	5,200
DISH DBS Corp.
06/01/21	6.750%	15,000	15,938
07/15/22	5.875%	27,000	26,983
03/15/23	5.000%	21,000	19,792
11/15/24	5.875%	11,000	10,615
DISH DBS Corp. (a)
07/01/26	7.750%	41,000	42,512
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	51,000	53,869
05/01/25	5.000%	26,000	26,292
Denbury Resources, Inc. (a)
05/15/21	9.000%	27,000	27,000
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/15/21	5.875%	15,000	15,675
06/15/23	5.450%	20,000	21,183
06/15/24	7.125%	16,000	17,216
06/15/26	6.020%	35,000	37,496
Diamondback Energy, Inc.
10/01/21	7.625%	7,000	7,403
DigitalGlobe, Inc. (a)
02/01/21	5.250%	14,000	13,545
Dollar Tree, Inc. (a)
03/01/20	5.250%	6,000	6,248
03/01/23	5.750%	28,000	30,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Duke Energy Corp.
08/15/22	3.050%	$155,000	$161,391
E*TRADE Financial Corp.
11/15/22	5.375%	25,000	26,500
09/15/23	4.625%	20,000	20,700
ERAC U.S.A. Finance LLC (a)
02/15/45	4.500%	353,000	385,457
Eagle Materials, Inc. (c)
08/01/26	4.500%	5,000	5,081
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	21,000	21,722
Emera US Finance LP (a)
06/15/46	4.750%	150,000	165,195
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	30,000	25,875
Energy Transfer Equity LP
06/01/27	5.500%	54,000	52,483
Entegris, Inc. (a)
04/01/22	6.000%	21,000	21,630
Enterprise Products Operating LLC
02/15/45	5.100%	150,000	162,672
Equinix, Inc.
01/01/22	5.375%	32,000	33,680
01/15/26	5.875%	29,000	31,247
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	50,000	50,000
FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,578
First Data Corp. (a)
08/15/23	5.375%	29,000	29,761
12/01/23	7.000%	64,000	65,840
01/15/24	5.750%	74,000	74,369
Five Corners Funding Trust (a)
11/15/23	4.419%	295,000	320,419
Freeport-McMoRan, Inc.
03/01/22	3.550%	10,000	8,550
03/15/23	3.875%	20,000	17,201
11/14/24	4.550%	41,000	35,157
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	14,000	15,400
01/31/22	5.875%	11,000	12,403
10/15/24	4.750%	14,000	14,910
Frontier Communications Corp.
09/15/20	8.875%	21,000	22,568
07/01/21	9.250%	8,000	8,706
04/15/22	8.750%	15,000	15,525
09/15/22	10.500%	16,000	17,280
01/15/23	7.125%	18,000	16,695
01/15/25	6.875%	40,000	35,080
09/15/25	11.000%	44,000	46,970
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	17,000	17,980

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
04/15/26	5.375%	$9,000	$9,596
Gates Global LLC/Co. (a)
07/15/22	6.000%	11,000	10,010
Gibraltar Industries, Inc.
02/01/21	6.250%	9,000	9,270
Graphic Packaging International, Inc.
04/15/21	4.750%	29,000	30,812
Group 1 Automotive, Inc.
06/01/22	5.000%	8,000	7,920
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	13,000	12,903
HCA, Inc.
05/01/23	5.875%	102,000	109,140
02/01/25	5.375%	41,000	42,666
04/15/25	5.250%	66,000	70,414
06/15/26	5.250%	14,000	14,840
HD Supply, Inc.
07/15/20	7.500%	24,000	25,080
HD Supply, Inc. (a)
12/15/21	5.250%	18,000	19,057
04/15/24	5.750%	19,000	20,232
HUB International Ltd. (a)
02/15/21	9.250%	7,000	7,385
10/01/21	7.875%	53,000	53,132
Hanesbrands, Inc. (a)
05/15/24	4.625%	12,000	12,300
05/15/26	4.875%	13,000	13,293
HealthSouth Corp.
11/01/24	5.750%	9,000	9,338
09/15/25	5.750%	5,000	5,163
Hertz Corp. (The)
01/15/21	7.375%	3,000	3,113
10/15/22	6.250%	5,000	5,250
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	51,000	52,851
Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	5,000	5,063
Hologic, Inc. (a)
07/15/22	5.250%	19,000	20,140
Hughes Satelite Systems Corp. (a)
08/01/26	5.250%	21,000	20,947
08/01/26	6.625%	13,000	12,903
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	11,000	11,550
IHS Markit Ltd. (a)
11/01/22	5.000%	15,000	15,413
IMS Health, Inc. (a)
11/01/20	6.000%	33,000	33,632
Indiana Michigan Power Co.
03/15/23	3.200%	1,070,000	1,117,334
Infor US, Inc. (a)
08/15/20	5.750%	6,000	6,330

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Informatica LLC (a)
07/15/23	7.125%	$7,000	$6,895
International Game Technology PLC (a)
02/15/22	6.250%	56,000	58,660
Interval Acquisition Corp.
04/15/23	5.625%	43,000	44,290
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	41,000	43,493
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	12,000	12,697
Kinder Morgan Energy Partners LP
02/15/23	3.450%	165,000	163,509
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	12,000	12,938
L-3 Communications Corp.
02/15/21	4.950%	385,000	426,615
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	20,000	19,350
Lamar Media Corp.
02/01/22	5.875%	18,000	18,787
01/15/24	5.375%	15,000	15,750
Laredo Petroleum, Inc.
01/15/22	5.625%	23,000	20,815
05/01/22	7.375%	67,000	65,157
03/15/23	6.250%	24,000	21,840
Level 3 Communications, Inc.
12/01/22	5.750%	21,000	21,945
Level 3 Financing, Inc.
01/15/21	6.125%	13,000	13,536
08/15/22	5.375%	45,000	47,250
02/01/23	5.625%	19,000	19,950
05/01/25	5.375%	28,000	29,400
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	355,000	396,883
06/15/23	4.250%	500,000	534,973
LifePoint Health, Inc.
12/01/21	5.500%	34,000	35,686
MEDNAX, Inc. (a)
12/01/23	5.250%	14,000	14,595
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. (a)
05/01/24	5.625%	10,000	10,710
MGM Resorts International
10/01/20	6.750%	12,000	13,260
12/15/21	6.625%	50,000	55,344
03/15/23	6.000%	7,000	7,573
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	19,000	20,330

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
MPLX LP (a)
02/15/23	5.500%	$39,000	$40,186
07/15/23	4.500%	3,000	2,940
12/01/24	4.875%	78,000	77,243
06/01/25	4.875%	73,000	72,935
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	12,000	11,520
04/15/25	5.500%	9,000	8,303
Manitowoc Foodservice, Inc. (a)
02/15/24	9.500%	6,000	6,803
Masco Corp.
04/01/25	4.450%	26,000	27,625
Match Group, Inc. (a)
06/01/24	6.375%	25,000	26,719
Meritage Homes Corp.
03/01/18	4.500%	12,000	12,270
04/15/20	7.150%	3,000	3,278
04/01/22	7.000%	36,000	39,510
06/01/25	6.000%	12,000	12,503
MetLife, Inc.
09/15/23	4.368%	735,000	818,838
Microsemi Corp. (a)
04/15/23	9.125%	19,000	21,565
Molina Healthcare, Inc. (a)
11/15/22	5.375%	26,000	26,520
Molson Coors Brewing Co.
05/01/42	5.000%	200,000	234,575
NRG Energy, Inc.
07/15/22	6.250%	19,000	19,095
05/01/24	6.250%	14,000	13,825
NRG Energy, Inc. (a)
05/15/26	7.250%	15,000	15,394
NRG Energy, Inc. (a)(c)
01/15/27	6.625%	30,000	29,662
NRG Yield Operating LLC
08/15/24	5.375%	49,000	50,102
National Financial Partners Corp. (a)
07/15/21	9.000%	8,000	8,040
Navient Corp.
07/26/21	6.625%	11,000	11,110
01/25/22	7.250%	20,000	20,325
03/25/24	6.125%	19,000	17,955
10/25/24	5.875%	12,000	11,070
Neptune Finco Corp. (a)
10/15/25	6.625%	39,000	41,876
10/15/25	10.875%	38,000	44,507
Netflix, Inc.
02/15/22	5.500%	26,000	27,625
02/15/25	5.875%	68,000	72,760
Newell Brands, Inc. (a)
11/15/23	5.000%	9,000	9,547
Newfield Exploration Co.
07/01/24	5.625%	20,000	19,750
01/01/26	5.375%	15,000	14,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Nielsen Finance LLC/Co.
10/01/20	4.500%	$21,000	$21,525
Nortek, Inc.
04/15/21	8.500%	32,000	33,600
Northwest Pipeline LLC
04/15/17	5.950%	460,000	472,396
Oasis Petroleum, Inc.
03/15/22	6.875%	22,000	19,195
01/15/23	6.875%	29,000	24,360
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	28,000	28,280
12/15/21	7.250%	6,000	6,000
Oracle Corp.
07/15/46	4.000%	285,000	295,182
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	2,000	2,065
03/15/25	5.875%	34,000	36,210
Owens-Brockway Glass Container, Inc. (a)
08/15/23	5.875%	14,000	15,050
PDC Energy, Inc.
10/15/22	7.750%	18,000	18,585
PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	926,691
PQ Corp. (a)
11/15/22	6.750%	50,000	52,875
PTC, Inc.
05/15/24	6.000%	26,000	27,669
Pacific Gas & Electric Co.
02/15/44	4.750%	229,000	276,609
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	56,000	57,400
06/01/24	6.250%	24,000	24,090
Penn National Gaming, Inc.
11/01/21	5.875%	8,000	8,310
Penske Automotive Group, Inc.
12/01/24	5.375%	17,000	16,915
Pinnacle Entertainment, Inc. (a)
05/01/24	5.625%	8,000	8,165
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	3,000	3,188
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	225,000	207,268
02/15/45	4.900%	460,000	415,326
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	25,000	25,625
Platform Specialty Products Corp. (a)
05/01/21	10.375%	22,000	22,110
Post Holdings, Inc. (a)
12/15/22	6.000%	8,000	8,440
03/15/24	7.750%	42,000	46,462

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Post Holdings, Inc. (a)(c)
08/15/26	5.000%	$24,000	$23,925
Prestige Brands, Inc. (a)
03/01/24	6.375%	26,000	27,430
Progress Energy, Inc.
04/01/22	3.150%	1,325,000	1,381,627
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	49,000	46,795
QEP Resources, Inc.
05/01/23	5.250%	2,000	1,885
Qualitytech LP/Finance Corp.
08/01/22	5.875%	15,000	15,375
Quicken Loans, Inc. (a)
05/01/25	5.750%	20,000	19,825
Quintiles Transnational Corp. (a)
05/15/23	4.875%	22,000	22,498
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	6,000	6,060
RSI Home Products, Inc. (a)
03/15/23	6.500%	15,000	15,750
RSP Permian, Inc.
10/01/22	6.625%	33,000	33,825
Range Resources Corp.
03/15/23	5.000%	21,000	19,320
Reynolds Group Issuer, Inc./LLC (a)
07/15/23	5.125%	24,000	24,750
07/15/24	7.000%	33,000	34,877
Rite Aid Corp. (a)
04/01/23	6.125%	39,000	41,389
Riverbed Technology, Inc. (a)
03/01/23	8.875%	32,000	33,440
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	6,000	6,150
SBA Communications Corp
07/15/22	4.875%	31,000	31,775
SBA Telecommunications, Inc.
07/15/20	5.750%	25,000	25,750
SESI LLC
05/01/19	6.375%	9,000	8,685
Sabine Pass Liquefaction LLC
03/01/25	5.625%	41,000	41,859
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	40,000	41,050
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	7,000	7,525
Scientific Games International, Inc.
12/01/22	10.000%	25,000	22,219
Scientific Games International, Inc. (a)
01/01/22	7.000%	72,000	74,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	$23,000	$24,552
Scripps Networks Interactive, Inc.
06/15/25	3.950%	755,000	802,747
Sempra Energy
12/01/23	4.050%	180,000	196,727
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	19,000	19,902
Service Corp. International
01/15/22	5.375%	19,000	19,950
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	24,000	24,540
07/15/26	5.375%	15,000	15,300
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	22,000	23,746
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	2,131,000	2,192,428
Spectrum Brands, Inc.
11/15/20	6.375%	45,000	46,912
11/15/22	6.625%	32,000	33,960
07/15/25	5.750%	23,000	24,897
Springleaf Finance Corp.
12/15/20	8.250%	19,000	19,665
Springs Industries, Inc.
06/01/21	6.250%	33,000	33,949
Sprint Communications, Inc. (a)
11/15/18	9.000%	37,000	40,099
03/01/20	7.000%	42,000	44,572
Sprint Corp.
06/15/24	7.125%	22,000	19,444
02/15/25	7.625%	41,000	36,592
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	25,000	25,875
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	12,000	12,480
Synovus Financial Corp.
02/15/19	7.875%	54,000	60,210
T-Mobile USA, Inc.
04/28/20	6.542%	9,000	9,293
04/28/21	6.633%	26,000	27,332
01/15/22	6.125%	11,000	11,584
04/28/22	6.731%	10,000	10,475
03/01/23	6.000%	25,000	26,431
04/01/23	6.625%	4,000	4,293
04/28/23	6.836%	9,000	9,608
01/15/24	6.500%	20,000	21,400
03/01/25	6.375%	19,000	20,330
01/15/26	6.500%	33,000	35,739
TEGNA, Inc.
10/15/23	6.375%	4,000	4,300
TEGNA, Inc. (a)
09/15/21	4.875%	10,000	10,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	$20,000	$20,150
11/15/19	4.125%	10,000	9,963
11/15/23	4.250%	35,000	32,462
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	22,000	22,935
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	22,000	22,880
Teleflex, Inc.
06/01/26	4.875%	6,000	6,135
Tempur Sealy International, Inc.
10/15/23	5.625%	15,000	15,525
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	22,000	22,261
Tenet Healthcare Corp.
06/01/20	4.750%	31,000	31,581
10/01/20	6.000%	37,000	39,126
06/15/23	6.750%	38,000	36,575
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	7,000	7,438
10/15/22	6.250%	22,000	22,880
05/01/24	6.375%	17,000	17,914
Toll Brothers Finance Corp.
11/15/25	4.875%	12,000	12,270
TransDigm, Inc.
10/15/20	5.500%	31,000	31,775
05/15/25	6.500%	21,000	21,945
TransDigm, Inc. (a)
06/15/26	6.375%	22,000	22,605
Treehouse Foods, Inc. (a)
02/15/24	6.000%	5,000	5,375
USG Corp. (a)
11/01/21	5.875%	9,000	9,439
United Rentals North America, Inc.
04/15/22	7.625%	13,000	13,886
06/15/23	6.125%	4,000	4,188
09/15/26	5.875%	24,000	24,930
Universal Health Services, Inc. (a)
08/01/22	4.750%	39,000	40,170
Univision Communications, Inc. (a)
05/15/23	5.125%	38,000	39,045
02/15/25	5.125%	62,000	63,782
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	35,000	31,587
Valvoline, Inc. (a)
07/15/24	5.500%	3,000	3,128
VeriSign, Inc.
05/01/23	4.625%	14,000	14,403
04/01/25	5.250%	24,000	25,080
Verizon Communications, Inc.
11/01/42	3.850%	460,000	447,954
03/15/55	4.672%	191,000	198,380
WESCO Distribution, Inc. (a)
06/15/24	5.375%	9,000	9,248

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
WPX Energy, Inc.
01/15/22	6.000%	$75,000	$67,875
WR Grace & Co. (a)
10/01/21	5.125%	14,000	14,805
Weatherford International Ltd.
06/15/21	7.750%	30,000	28,341
Western Gas Partners LP
07/01/22	4.000%	20,000	20,113
06/01/25	3.950%	25,000	24,523
WhiteWave Foods Co. (The)
10/01/22	5.375%	26,000	29,672
Whiting Petroleum Corp.
03/15/21	5.750%	31,000	25,962
Williams Companies, Inc. (The)
01/15/23	3.700%	20,000	18,250
06/24/24	4.550%	68,000	64,770
Yum! Brands, Inc.
11/01/23	3.875%	270,000	265,950
ZF North America Capital, Inc. (a)
04/29/25	4.750%	55,000	57,475
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	58,000	60,320
05/15/25	6.375%	25,000	26,156
Zebra Technologies Corp.
10/15/22	7.250%	33,000	35,227
iStar, Inc.
07/01/19	5.000%	14,000	13,790
Total			23,518,072
VIRGIN ISLANDS —%
Platform Specialty Products Corp. (a)
02/01/22	6.500%	12,000	10,410
Total Corporate Bonds & Notes (Cost: $25,911,859)			$27,146,290

Residential Mortgage-Backed Securities - Agency —%
UNITED STATES —%
Federal Home Loan Mortgage Corp.
09/01/17	6.500%	8,591	8,650
Federal National Mortgage Association
04/01/17	6.500%	9,737	9,794
Total			18,444
Total Residential Mortgage-Backed Securities - Agency (Cost: $18,426)			$18,444

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.7%
UNITED STATES 0.7%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3 (a)(b)
11/25/37	2.836%	$564,216	$554,390
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $573,175)			$554,390

Commercial Mortgage-Backed Securities - Agency 3.0%
UNITED STATES 3.0%
Government National Mortgage Association
Series 2013-13 Class AC
04/16/46	1.700%	501,829	487,812
Series 2013-33 Class AC
05/16/46	1.744%	2,057,385	1,995,731
Total			2,483,543
Total Commercial Mortgage-Backed Securities - Agency (Cost: $2,541,101)			$2,483,543

Commercial Mortgage-Backed Securities - Non-Agency 2.8%
UNITED STATES 2.8%
American Homes 4 Rent Series 2015-SFR1 Class A (a)
04/17/52	3.467%	977,191	1,038,873
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (a)(b)
10/26/44	2.740%	700,000	691,197
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	550,000	553,368
ORES NPL LLC Series 2014-LV3 Class A (a)
03/27/24	3.000%	54,375	54,375
VFC LLC Series 2015-3 Class A (a)
12/20/31	2.750%	3,596	3,596
Total			2,341,409
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,292,261)			$2,341,409

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency 4.9%
BERMUDA 0.8%
Cronos Containers Program I Ltd. Series 2013-1A Class A (a)
04/18/28	3.080%		$675,000	$647,327
CAYMAN ISLANDS 1.1%
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(b)
11/14/26	1.946%	975,000		974,164
UNITED STATES 3.0%
CLI Funding V LLC Series 2013-1A (a)
03/18/28	2.830%	400,000		383,064
Centre Point Funding LLC Series 2012-2A Class 1 (a)
08/20/21	2.610%	349,325		349,542
Exeter Automobile Receivables Trust Series 2015-1A Class A (a)
06/17/19	1.600%	164,784		164,592
SBA Tower Trust (a)
04/16/18	2.240%	900,000		900,762
SpringCastle America Funding LLC Series 2014-AA Class A (a)
05/25/23	2.700%	198,014		198,568
TAL Advantage V LLC Series 2013-1A Class A (a)
02/22/38	2.830%	345,625		330,525
Westgate Resorts LLC Series 2013-1A Class B (a)
08/20/25	3.750%	208,298		207,877
Total				2,534,930
Total Asset-Backed Securities - Non-Agency (Cost: $4,221,742)				$4,156,421

Inflation-Indexed Bonds(d) 7.5%
ITALY 0.6%
Italy Buoni Poliennali Del Tesoro (a)
09/15/41	2.550%	EUR	359,406	542,284
MEXICO 2.0%
Mexican Udibonos
11/15/40	4.000%	MXN	27,101,185	1,653,967
UNITED KINGDOM 4.9%
United Kingdom Gilt Inflation-Linked Bond (a)
03/22/26	0.125%	GBP	2,658,462	4,160,656
Total Inflation-Indexed Bonds (Cost: $6,689,210)				$6,356,907

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(d)(e) 31.6%
ARGENTINA 1.3%
Argentina Bonar Bonds
04/17/17	7.000%		$194,000	$202,264
Argentina Republic Government International Bond (a)
04/22/21	6.875%	300,000		322,500
04/22/26	7.500%	500,000		542,750
Total				1,067,514
BRAZIL 0.5%
Petrobras Global Finance BV
01/27/21	5.375%	420,000		397,425
COLOMBIA 1.4%
Empresas Publicas de Medellin ESP (a)
09/10/24	7.625%	COP	3,995,000,000	1,167,096
DOMINICAN REPUBLIC 1.0%
Dominican Republic International Bond (a)
04/20/27	8.625%	700,000		841,750
EL SALVADOR 0.1%
El Salvador Government International Bond (a)
01/18/27	6.375%	125,000		126,875
GEORGIA 1.1%
Georgian Railway JSC (a)
07/11/22	7.750%	800,000		888,000
GHANA 0.4%
Ghana Government International Bond (a)
01/18/26	8.125%	400,000		346,248
GUATEMALA 0.5%
Guatemala Government Bond (a)
06/06/22	5.750%	400,000		454,000
HUNGARY 4.2%
Hungary Government Bond
06/24/25	5.500%	HUF	582,500,000	2,542,259
Hungary Government International Bond
03/25/24	5.375%	100,000		113,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (d)(e) (continued)
HUNGARY (CONTINUED)
MFB Hungarian Development Bank (a)
10/21/20	6.250%		$800,000	$887,472
Total				3,542,731
INDONESIA 3.1%
Indonesia Government International Bond (a)
10/12/35	8.500%	190,000		285,760
01/17/38	7.750%	140,000		200,965
Indonesia Treasury Bond
05/15/31	8.750%	IDR	24,100,000,000	2,093,911
Total				2,580,636
ITALY 2.4%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	501
Italy Buoni Poliennali Del Tesoro (a)
03/01/47	2.700%	EUR	1,620,000	2,027,863
Total				2,028,364
KAZAKHSTAN 0.3%
KazMunayGas National Co. JSC (a)
07/02/18	9.125%	250,000		275,000
MEXICO 1.6%
Mexican Bonos
05/31/29	8.500%	MXN	5,200,000	334,669
11/23/34	7.750%	MXN	1,630,000	99,983
Mexico Government International Bond
09/27/34	6.750%	270,000		367,200
Petroleos Mexicanos
01/24/22	4.875%	500,000		513,750
Total				1,315,602
PANAMA 0.2%
Ena Norte Trust (a)
04/25/23	4.950%	124,357		130,575
PHILIPPINES 0.2%
Power Sector Assets & Liabilities Management Corp. (a)
05/27/19	7.250%	140,000		161,350
ROMANIA 0.1%
Romanian Government International Bond (a)
01/22/24	4.875%	100,000		112,250
RUSSIAN FEDERATION 9.1%
Gazprom OAO Via Gaz Capital SA (a)
11/22/16	6.212%	100,000		101,250

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (d)(e) (continued)
RUSSIAN FEDERATION (CONTINUED)
03/07/22	6.510%		$550,000	$599,582
08/16/37	7.288%	230,000		258,175
Russian Federal Bond - OFZ
08/16/23	7.000%	RUB	144,000,000	2,025,579
02/03/27	8.150%	RUB	215,000,000	3,222,231
01/19/28	7.050%	RUB	107,000,000	1,474,554
Total				7,681,371
SERBIA 0.2%
Serbia International Bond (a)
12/03/18	5.875%	200,000		212,000
SPAIN 1.7%
Spain Government Bond (a)
10/31/25	2.150%	EUR	635,000	784,487
10/31/44	5.150%	EUR	346,000	647,095
Total				1,431,582
TRINIDAD AND TOBAGO 0.6%
Petroleum Co. of Trinidad & Tobago Ltd. (a)
08/14/19	9.750%	450,000		489,938
UNITED KINGDOM 1.4%
United Kingdom Gilt (a)
01/22/45	3.500%	GBP	625,000	1,195,323
ZAMBIA 0.2%
Zambia Government International Bond (a)
04/14/24	8.500%	200,000		176,040
Total Foreign Government Obligations (Cost: $26,559,178)				$26,621,670

Borrower	Weighted Average Coupon	Principal Amount		Value

Senior Loans 0.1%
Canada —%
Concordia Healthcare Corp. Term Loan (b)(f)
10/21/21	5.250%		$23,880	$23,343
UNITED STATES 0.1%
Manitowoc Foodservice, Inc. Tranche B Term Loan (b)(f)
03/03/23	5.750%	12,333		12,457

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
PQ Corp. Tranche B1 Term Loan (b)(f)
11/04/22	5.750%	$4,316	$4,350
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (b)(f)
08/21/20	5.750%	34,000	34,085
Total			50,892
Total Senior Loans (Cost: $73,625)			$74,235

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(g)
	6,250,000	2.00	12/02/16	$1,188
Put - OTC 5-Year Interest Rate Swap(g)
	6,705,000	2.15	09/09/16	1
Total Options Purchased Puts (Cost: $179,526)				$1,189

	Shares	Value

Money Market Funds 11.2%
Columbia Short-Term Cash Fund, 0.439% (h)(i)	9,476,856	$9,476,856
Total Money Market Funds (Cost: $9,476,856)		$9,476,856
Total Investments
(Cost: $78,536,959) (j)		$79,231,354(k)
Other Assets & Liabilities, Net		5,097,332
Net Assets		$84,328,686

At July 31, 2016, cash totaling $1,616,691 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	08/18/2016	4,193,599 USD	5,573,000 AUD	39,166	—
BNP Paribas	08/18/2016	4,150,802 USD	35,572,000 SEK	9,493	—
BNP Paribas	08/22/2016	2,842,000 NZD	2,069,189 USD	18,667	—
BNP Paribas	08/22/2016	2,144,037 USD	2,992,000 NZD	14,711	—
Barclays	08/18/2016	28,511,000 CNH	4,249,285 USD	—	(50,478)
Barclays	08/22/2016	715,803,000 HUF	2,531,558 USD	—	(41,267)
Barclays	08/22/2016	31,707,957 MXN	1,722,511 USD	35,070	—
Barclays	08/22/2016	446,654 USD	3,792,000 SEK	—	(3,078)
Citi	08/18/2016	55,887,000 CNH	8,330,402 USD	—	(97,953)
Citi	08/18/2016	4,580,000 EUR	5,073,495 USD	—	(50,169)
Citi	08/22/2016	979,932 USD	1,286,000 AUD	—	(3,339)
Citi	08/22/2016	328,458 USD	2,200,000 DKK	2,457	—
Citi	08/22/2016	230,438 USD	8,100,000 THB	2,023	—
Credit Suisse	08/22/2016	248,882,590 RUB	3,854,462 USD	102,825	—
Credit Suisse	08/22/2016	16,357,722 USD	14,732,970 EUR	126,701	—
Deutsche Bank	08/22/2016	210,200,000 RUB	3,254,424 USD	85,886	—
Deutsche Bank	08/22/2016	14,424,000 TRY	4,947,690 USD	142,661	—
Deutsche Bank	08/22/2016	4,792,746 USD	14,800,000 TRY	137,538	—
HSBC	08/18/2016	162,000 AUD	123,073 USD	32	—
HSBC	08/18/2016	6,702,000 AUD	5,008,941 USD	—	(81,314)
HSBC	08/18/2016	5,122,130 USD	6,864,000 AUD	91,166	—
HSBC	08/22/2016	3,500,000,000 COP	1,193,195 USD	58,292	—
HSBC	08/22/2016	15,796,036 USD	1,652,868,000 JPY	414,267	—
HSBC	08/22/2016	163,703 USD	650,000 MYR	—	(3,041)
HSBC	08/22/2016	193,638 USD	2,800,000 ZAR	7,251	—
Morgan Stanley	08/22/2016	225,838 USD	900,000 PLN	4,985	—
Standard Chartered	08/18/2016	3,790,639 USD	71,916,000 MXN	38,259	—
Standard Chartered	08/18/2016	6,240,031 USD	117,604,000 MXN	21,352	—
Standard Chartered	08/22/2016	569,000 GBP	747,689 USD	—	(5,597)
Standard Chartered	08/22/2016	26,978,229,000 IDR	2,046,779 USD	—	(7,640)
Standard Chartered	08/22/2016	626,149 USD	615,000 CHF	9,156	—
Standard Chartered	08/22/2016	1,044,841 USD	1,200,000,000 KRW	31,355	—
Standard Chartered	08/22/2016	118,621 USD	1,000,000 NOK	—	(91)
Standard Chartered	08/22/2016	155,742 USD	210,000 SGD	867	—
State Street	08/18/2016	16,693,000 NZD	11,819,377 USD	—	(227,048)
State Street	08/22/2016	2,084,525 USD	2,716,000 CAD	—	(4,048)
Total				1,394,180	(575,063)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10 Year Bond	77	AUD	8,036,876	09/2016	173,350	—
Australian 3 Year Bond	73	AUD	6,293,044	09/2016	23,750	—
Euro-Buxl 30 Year	14	EUR	3,084,071	09/2016	243,432	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	2	USD	348,875	09/2016	5,309	—
U.S. Ultra Bond	11	USD	2,095,844	09/2016	100,012	—
Total			19,858,710		545,853	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-BTP	(32)	EUR	(5,182,514)	09/2016	—	(29,508)
Euro-Bund	(57)	EUR	(10,693,865)	09/2016	—	(239,415)
Long Gilt	(10)	GBP	(1,733,058)	09/2016	—	(58,433)
U.S. Treasury 10-Year Note	(112)	USD	(14,901,250)	09/2016	—	(329,950)
U.S. Treasury 2-Year Note	(3)	USD	(657,000)	09/2016	—	(3,473)
Total			(33,167,687)		—	(660,779)

Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	7,000,000	502,787	582,859	—	(7,778)	—	(87,850)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	14,570,000	—	(320,621)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	3.950	USD	(2,750,000)	66,265	—

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Interest Rate Swap Contracts Outstanding at July 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Fixed rate of 1.883%	3-Month CAD LIBOR-BBA	12/23/2025	CAD	1,400,000	66,321	—

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Fixed rate of 1.513%	3-Month CAD Canadian Bankers Acceptances (BA)	06/23/2026	CAD	4,100,000	80,000	—
Morgan Stanley	Fixed rate of 0.2538%	6-Month JPY LIBOR-BBA	07/19/2046	JPY	258,962,883	—	(48,186)
Total						146,321	(48,186)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $34,887,785 or 41.37% of net assets.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by the government.
(f)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	Purchased swaption contracts outstanding at July 31, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	6,705,000	92,026	1
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	6,250,000	87,500	1,188
Total							179,526	1,189

(h)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,344,451	60,105,323	(55,972,918)	9,476,856	18,325	9,476,856

(j)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $78,537,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,602,000
Unrealized Depreciation	(1,729,000)
Net Unrealized Appreciation	$873,000

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro

GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	27,146,290	—	27,146,290
Residential Mortgage-Backed Securities - Agency	—	18,444	—	18,444
Residential Mortgage-Backed Securities - Non-Agency	—	554,390	—	554,390
Commercial Mortgage-Backed Securities - Agency	—	2,483,543	—	2,483,543
Commercial Mortgage-Backed Securities - Non-Agency	—	2,341,409	—	2,341,409
Asset-Backed Securities - Non-Agency	—	4,156,421	—	4,156,421
Inflation-Indexed Bonds	—	6,356,907	—	6,356,907
Foreign Government Obligations	—	26,621,670	—	26,621,670
Senior Loans	—	74,235	—	74,235
Options Purchased Puts	—	1,189	—	1,189
Investments measured at net asset value
Money Market Funds	—	—	—	9,476,856
Total Investments	—	69,754,498	—	79,231,354
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,394,180	—	1,394,180
Futures Contracts	545,853	—	—	545,853
Swap Contracts	—	212,586	—	212,586
Liabilities
Forward Foreign Currency Exchange Contracts	—	(575,063)	—	(575,063)
Futures Contracts	(660,779)	—	—	(660,779)
Swap Contracts	—	(456,657)	—	(456,657)
Total	(114,926)	70,329,544	—	79,691,474

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Select Global Equity Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
BELGIUM 1.9%
Anheuser-Busch InBev SA/NV	62,568	$8,065,356
CHINA 2.0%
Tencent Holdings Ltd.	351,200	8,482,578
DENMARK 1.8%
Novo Nordisk A/S, Class B	134,148	7,643,364
GERMANY 1.7%
Continental AG	33,417	7,005,042
HONG KONG 4.8%
AIA Group Ltd.	3,200,000	19,933,413
INDIA 5.8%
Asian Paints Ltd.	425,600	7,090,461
HDFC Bank Ltd.	921,751	17,156,403
Total		24,246,864
IRELAND 2.0%
Medtronic PLC	96,337	8,442,011
JAPAN 3.6%
Keyence Corp.	12,600	8,887,709
Shimano, Inc.	39,400	6,161,795
Total		15,049,504
NETHERLANDS 4.0%
RELX NV	929,831	16,814,746
SWITZERLAND 2.0%
Cie Financiere Richemont SA, Class A, Registered Shares	134,615	8,187,737
UNITED KINGDOM 13.3%
Aon PLC	68,722	7,358,065
British American Tobacco PLC	254,852	16,272,258
Reckitt Benckiser Group PLC	163,653	15,858,466
Unilever PLC	341,859	15,986,728
Total		55,475,517

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 55.6%
Activision Blizzard, Inc.	215,460	$8,652,874
Alphabet, Inc., Class A (a)	25,181	19,926,733
Amazon.com, Inc. (a)	16,630	12,619,010
Colgate-Palmolive Co.	164,064	12,211,283
Comcast Corp., Class A	99,144	6,667,434
Cooper Companies, Inc. (The)	44,213	8,067,546
Costco Wholesale Corp.	28,135	4,704,735
DENTSPLY SIRONA, Inc.	119,881	7,677,179
Equifax, Inc.	60,856	8,060,986
Estee Lauder Companies, Inc. (The), Class A	89,915	8,353,103
MasterCard, Inc., Class A	206,878	19,703,061
Mead Johnson Nutrition Co.	87,106	7,769,855
Nielsen Holdings PLC	146,694	7,900,939
Nike, Inc., Class B	206,245	11,446,597
PPG Industries, Inc.	131,653	13,785,386
Praxair, Inc.	60,071	7,000,674
Reynolds American, Inc.	196,463	9,834,938
S&P Global, Inc.	79,636	9,731,519
Thermo Fisher Scientific, Inc.	104,770	16,641,667
TJX Companies, Inc. (The)	100,617	8,222,421
Union Pacific Corp.	82,435	7,670,577
Visa, Inc., Class A	205,223	16,017,655
Total		232,666,172
Total Common Stocks (Cost: $371,023,188)		$412,012,304

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.439% (b)(c)	4,824,429	$4,824,429
Total Money Market Funds (Cost: $4,824,429)		$4,824,429
Total Investments
(Cost: $375,847,617) (d)		$416,836,733(e)
Other Assets & Liabilities, Net		1,377,610
Net Assets		$418,214,343

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2016.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,193,482	68,308,949	(68,678,002)	4,824,429	14,554	4,824,429

(d)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $375,848,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$45,144,000
Unrealized Depreciation	(4,155,000)
Net Unrealized Appreciation	$40,989,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Belgium	—	8,065,356	—	8,065,356
China	—	8,482,578	—	8,482,578
Denmark	—	7,643,364	—	7,643,364
Germany	—	7,005,042	—	7,005,042
Hong Kong	—	19,933,413	—	19,933,413
India	—	24,246,864	—	24,246,864
Ireland	8,442,011	—	—	8,442,011
Japan	—	15,049,504	—	15,049,504
Netherlands	—	16,814,746	—	16,814,746
Switzerland	—	8,187,737	—	8,187,737
United Kingdom	7,358,065	48,117,452	—	55,475,517
United States	232,666,172	—	—	232,666,172
Total Common Stocks	248,466,248	163,546,056	—	412,012,304
Investments measured at net asset value
Money Market Funds	—	—	—	4,824,429
Total Investments	248,466,248	163,546,056	—	416,836,733

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Seligman Global Technology Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CHINA 0.2%
Ctrip.com International Ltd., ADR (a)	27,200	$1,187,824
FRANCE 0.4%
Publicis Groupe SA	35,800	2,665,626
ISRAEL 4.4%
Check Point Software Technologies Ltd. (a)	61,160	4,701,981
CyberArk Software Ltd. (a)	167,300	9,434,047
Kornit Digital Ltd. (a)	67,950	686,295
Mellanox Technologies Ltd. (a)	145,200	6,414,936
Orbotech Ltd. (a)	100,500	2,867,265
Radware Ltd. (a)	98,999	1,218,677
Tower Semiconductor Ltd. (a)	258,500	3,484,580
Total		28,807,781
JAPAN 0.4%
Mabuchi Motor Co., Ltd.	62,200	2,816,567
NETHERLANDS 1.4%
AVG Technologies NV (a)	25,800	638,034
NXP Semiconductors NV (a)	103,944	8,740,651
Total		9,378,685
SINGAPORE 7.0%
Broadcom Ltd.	282,461	45,753,033
UNITED KINGDOM 0.5%
Mimecast Ltd. (a)	309,432	3,413,035
UNITED STATES 85.1%
Activision Blizzard, Inc.	127,749	5,130,400
Advanced Energy Industries, Inc. (a)	144,572	5,886,972
Alphabet, Inc., Class A (a)	21,500	17,013,810
Alphabet, Inc., Class C (a)	25,143	19,329,687
Apple, Inc.	289,185	30,135,969
Arista Networks, Inc. (a)	188,434	13,429,691
Arris International PLC (a)	165,900	4,519,116
Cavium, Inc. (a)	195,565	9,127,018
Ciena Corp. (a)	65,200	1,251,188
Cisco Systems, Inc.	404,800	12,358,544
CPI Card Group, Inc.	475,362	2,243,709
CSRA, Inc.	112,500	3,028,500
Cypress Semiconductor Corp.	481,005	5,598,898
eBay, Inc. (a)	150,100	4,677,116
Electronics for Imaging, Inc. (a)	246,565	10,920,364

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
EMC Corp.	36,700	$1,037,876
Euronet Worldwide, Inc. (a)	42,274	3,223,815
F5 Networks, Inc. (a)	52,100	6,430,182
Facebook, Inc., Class A (a)	102,200	12,666,668
Fidelity National Information Services, Inc.	61,800	4,914,954
Fortinet, Inc. (a)	392,900	13,629,701
Hewlett Packard Enterprise Co.	355,300	7,468,406
Integrated Device Technology, Inc. (a)	184,800	4,063,752
Lam Research Corp.	653,823	58,693,691
Lattice Semiconductor Corp. (a)	1,433,387	8,614,656
LifeLock, Inc. (a)	893,600	14,949,928
Marvell Technology Group Ltd.	101,100	1,187,925
Maxim Integrated Products, Inc.	531,996	21,694,797
Microsemi Corp. (a)	401,063	15,641,457
Nuance Communications, Inc. (a)	623,457	10,018,954
ON Semiconductor Corp. (a)	868,800	8,714,064
Oracle Corp.	165,900	6,808,536
Palo Alto Networks, Inc. (a)	46,600	6,099,474
Priceline Group, Inc. (The) (a)	4,100	5,538,321
Qorvo, Inc. (a)	531,319	33,595,300
Rovi Corp. (a)	867,400	16,315,794
Salesforce.com, Inc. (a)	86,133	7,045,679
Skyworks Solutions, Inc.	286,281	18,900,272
Synaptics, Inc. (a)	326,364	16,954,610
Synopsys, Inc. (a)	743,022	40,242,071
Tableau Software, Inc., Class A (a)	33,600	1,898,736
Teradyne, Inc.	1,299,141	25,658,035
Travelport Worldwide Ltd.	645,679	8,710,210
Visa, Inc., Class A	233,600	18,232,480
Western Digital Corp.	215,300	10,228,903
Xactly Corp. (a)	193,198	2,399,519
Total		556,229,748
Total Common Stocks (Cost: $481,677,936)		$650,252,299

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.439% (b)(c)	2,301,010	$2,301,010
Total Money Market Funds (Cost: $2,301,010)		$2,301,010

Total Investments
(Cost: $483,978,946) (d)	$652,553,309(e)
Other Assets & Liabilities, Net	1,216,752
Net Assets	$653,770,061

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,852,534	133,480,311	(141,031,835)	2,301,010	27,365	2,301,010

(d)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $483,979,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$177,891,000
Unrealized Depreciation	(9,317,000)
Net Unrealized Appreciation	$168,574,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
China	1,187,824	—	—	1,187,824
France	—	2,665,626	—	2,665,626
Israel	28,807,781	—	—	28,807,781
Japan	—	2,816,567	—	2,816,567
Netherlands	9,378,685	—	—	9,378,685
Singapore	45,753,033	—	—	45,753,033
United Kingdom	3,413,035	—	—	3,413,035
United States	556,229,748	—	—	556,229,748
Total Common Stocks	644,770,106	5,482,193	—	650,252,299
Investments measured at net asset value
Money Market Funds	—	—	—	2,301,010
Total Investments	644,770,106	5,482,193	—	652,553,309

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2016